united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Newfound Risk Managed Global Sectors Fund
Class A Shares NFGAX
Class I Shares NFGIX

Newfound Multi-Asset Income Fund
Class A Shares NFMAX
Class C Shares NFMCX
Class I Shares NFMIX

Newfound Risk Managed U.S. Sectors Fund
Class A Shares NFDAX
Class I Shares NFDIX

Semi-Annual Report

September 30, 2018

Newfound Risk Managed Global Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Risk Managed Global Sectors Fund - Class A Shares	5.16%	6.42%	3.38%
Newfound Risk Managed Global Sectors Fund - Class A Shares With Load	(0.85)%	0.29%	2.48%
Newfound Risk Managed Global Sectors Fund - Class I Shares	5.33%	6.69%	4.18%
MSCI All Country World Index **	4.83%	9.77%	7.58%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	0.40%	(0.04)%	0.52%
50/50 MSCI ACWI/ 1-3 Year Treasury Blend ****	2.61%	4.86%	4.12%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.75% and 1.50% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 2.43% and 2.18% of average daily net assets attributable to for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays US Treasury 1-3 Year Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

The Fund’s holdings by asset class as of September 30, 2018 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018 compared to its benchmark:

			Since Inception (1)
	6 Months	1 Year	(Annualized)
Newfound Multi-Asset Income Fund - Class A Shares	1.09%	(1.39)%	1.54%
Newfound Multi-Asset Income Fund - Class A Shares With Load	(4.75)%	(7.04)%	0.07%
Newfound Multi-Asset Income Fund - Class C Shares	0.69%	(2.26)%	0.76%
Newfound Multi-Asset Income Fund - Class I Shares	1.12%	(1.24)%	1.75%
S&P 500 Total Return Index **	11.41%	17.91%	11.97%
Bloomberg Barclays Capital U.S. Aggregate Bond Index ***	(0.14)%	(1.22)%	1.64%
50/50 MSCI ACWI/ Barclays Aggregate Bond ****	2.33%	4.25%	4.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 1.79%, 2.54% and 1.54% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays Capital U.S. Aggregate Bond Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2018 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	67.5%
Exchange Traded Funds - Equity	32.8%
Short-Term Investments	22.9%
Liabilities in Excess of Other Assets	(23.2)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Risk Managed U.S. Sectors Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018 compared to its benchmark:

	6 Months	1 Year	Since Inception (1)
Newfound Risk Managed U.S. Sectors Fund - Class A Shares	7.48%	9.13%	4.86%
Newfound Risk Managed U.S. Sectors Fund - Class A Shares With Load	1.27%	2.84%	3.01%
Newfound Risk Managed U.S. Sectors Fund - Class I Shares	7.67%	9.44%	5.22%
S&P 500 Total Return Index **	11.41%	17.91%	12.48%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	0.40%	(0.04)%	0.46%
50/50 S&P 500/ 1-3 Year Treasury Blend ****	5.80%	8.70%	6.45%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be reiuired to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.50% and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 1.93% and 1.68% of average daily net assets attributable to Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and The Bloomberg Barclays US Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Fund’s holdings by asset class as of September 30, 2018 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	99.5%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(6.2)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 100.1%
	EQUITY FUNDS - 100.1%
72,667	iShares Global Consumer Discretionary ETF	$8,729,487
234,644	iShares Global Energy ETF	8,850,772
139,585	iShares Global Healthcare ETF	8,791,063
60,166	iShares Global Industrials ETF	5,635,148
50,233	iShares Global Tech ETF	8,796,803
75,757	iShares Global Telecom ETF	4,384,815
175,001	iShares Global Utilities ETF	8,617,049
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,444,679)	53,805,137

	TOTAL INVESTMENTS - 100.1% (Cost $46,444,679)	$53,805,137
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(55,216)
	TOTAL NET ASSETS - 100.0%	$53,749,921

ETF - Exchange Traded Fund

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 100.3%
	DEBT FUNDS - 67.5%
55,099	Invesco Senior Loan ETF (a)	$526,195
120,090	Invesco Variable Rate Preferred ETF	3,021,464
200,098	iShares 20+ Year Treasury Bond ETF	4,538,223
733,734	iShares Convertible Bond ETF	17,000,617
35,133	iShares iBoxx High Yield Corporate Bond ETF (a)	874,460
11,288	iShares US Preferred Stock ETF	1,323,744
145,141	SPDR Bloomberg Barclays Convertible Securities ETF	12,545,988
146,338	VanEck Vectors Preferred Securities ex Financials ETF	5,433,530
		45,264,221
	EQUITY FUNDS - 32.8%
12,470	Global X MLP ETF	746,454
187,466	Horizons NASDAQ-100 Covered Call ETF	8,166,019
57,729	Invesco S&P 500 BuyWrite ETF	1,585,238
41,458	iShares Mortgage Real Estate ETF	2,236,245
238,962	JPMorgan Alerian MLP Index ETN (a)	4,641,598
22,058	Vanguard High Dividend Yield ETF	1,921,031
33,731	Vanguard Real Estate ETF (a)	2,721,417
		22,018,002
	TOTAL EXCHANGE TRADED FUNDS (Cost $66,750,308)	67,282,223

	SHORT-TERM INVESTMENTS - 22.9%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.9%
2,443,920	Fidelity Government Money Market Portfolio, Institutional Class 1.96% + (b)	2,443,920
12,887,400	Morgan Stanley Prime Portfolio, Institutional Class 2.16% + (b)	12,887,400

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,331,320)	15,331,320

	TOTAL INVESTMENTS - 123.2% (Cost $82,081,628)	$82,613,543
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.2)%	(15,535,455)
	TOTAL NET ASSETS - 100.0%	$67,078,088

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

(a)	All or a portion of the security is out on loan at September 30, 2018. Total loaned securities had a market value of $15,016,555 at September 30, 2018.

(b)	All or a portion of the security is segregated as collateral for securities on loan at September 30, 2018. Total collateral had a market value of $15,331,320 at September 30, 2018.

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2018

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.5%
	EQUITY FUNDS - 99.5%
124,836	Communication Services Select Sector SPDR Fund	$6,116,964
33,694	Consumer Discretionary Select Sector SPDR Fund	3,949,611
71,601	Consumer Staples Select Sector SPDR Fund	3,861,442
52,457	Energy Select Sector SPDR Fund	3,973,093
46,786	Fidelity MSCI Consumer Discretionary Index ETF	2,128,763
63,836	Fidelity MSCI Consumer Staples Index ETF	2,077,862
100,725	Fidelity MSCI Energy Index ETF	2,142,421
50,615	Fidelity MSCI Financials Index ETF	2,041,303
45,766	Fidelity MSCI Health Care Index ETF	2,141,391
51,928	Fidelity MSCI Industrials Index ETF	2,088,066
35,598	Fidelity MSCI Information Technology Index ETF	2,144,424
60,521	Fidelity MSCI Utilities Index ETF	2,107,341
137,074	Financial Select Sector SPDR Fund	3,780,501
41,790	Health Care Select Sector SPDR Fund	3,976,318
49,244	Industrial Select Sector SPDR Fund	3,860,730
52,801	Technology Select Sector SPDR Fund	3,977,499
74,246	Utilities Select Sector SPDR Fund (a)	3,909,052
	TOTAL EXCHANGE TRADED FUNDS (Cost $50,548,221)	54,276,781

	SHORT-TERM INVESTMENTS - 6.7%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.6%
1,923,080	Fidelity Government Money Market Portfolio, Institutional Class 1.96% + (b)	1,923,080
1,638,520	Morgan Stanley Prime Portfolio, Institutional Class 2.16% + (b)	1,638,520
		3,561,600
	MONEY MARKET FUND - 0.1%
74,647	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.93% +	74,647

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,636,247)	3,636,247

	TOTAL INVESTMENTS - 106.2% (Cost $54,184,468)	$57,913,028
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%	(3,371,963)
	TOTAL NET ASSETS - 100.0%	$54,541,065

ETF - Exchange Traded Fund

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

(a)	All or a portion of the security is out on loan at September 30, 2018. Total loaned securities had a market value of $3,487,008 at September 30, 2018.

(b)	All or a portion of the security is segregated as collateral for securities on loan at September 30, 2018. Total collateral had a market value of $3,561,600 at September 30, 2018.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2018

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
ASSETS
Investment securities:
At cost	$46,444,679	$82,081,628	$54,184,468
At fair value	$53,805,137	$82,613,543	$57,913,028
Dividends and interest receivable	496	228,245	148
Receivable for securities sold	1,285,345	526,714	—
Receivable for Fund shares sold	—	9,348	206,189
Prepaid expenses	27,220	36,634	23,861
TOTAL ASSETS	55,118,198	83,414,484	58,143,226

LIABILITIES
Collateral on securities loaned	—	15,331,320	3,561,600
Due to Custodian	26,150	332,693	—
Distribution (12b-1) fees payable	1,483	8,661	1,686
Payable for investments purchased	1,244,532	422,885	—
Investment advisory fees payable	39,080	57,735	27,634
Payable for Fund shares redeemed	14,419	155,185	—
Payable to related parties	18,290	11,190	2,950
Accrued expenses and other liabilities	24,323	16,727	8,291
TOTAL LIABILITIES	1,368,277	16,336,396	3,602,161
NET ASSETS	$53,749,921	$67,078,088	$54,541,065

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$49,552,463	$69,325,904	$47,844,978
Accumulated net investment loss	(23,775)	(20,911)	(4,451)
Accumulated net realized gain (loss) from security transactions	(3,139,225)	(2,758,820)	2,971,978
Net unrealized appreciation on investments	7,360,458	531,915	3,728,560
NET ASSETS	$53,749,921	$67,078,088	$54,541,065

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2018

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,071,538	$38,505,673	$8,270,182
Shares of beneficial interest outstanding	608,912	4,050,379	727,789
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.61	$9.51	$11.36
Maximum offering price per share (5.75% sales charge)	$12.32	$10.09	$12.05

Class C Shares:
Net Assets	$—	$2,100,861	$—
Shares of beneficial interest outstanding	—	221,836	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$—	$9.47	$—

Class I Shares:
Net Assets	$46,678,383	$26,471,554	$46,270,883
Shares of beneficial interest outstanding	4,007,778	2,785,039	4,050,970
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.65	$9.50	$11.42

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2018

	Newfound Risk	Newfound Multi-	Newfound Risk
	Managed Global	Asset Income	Managed U.S.
	Sectors Fund	Fund	Sectors Fund
INVESTMENT INCOME
Dividends	$605,937	$2,011,790	$522,958
Interest	2,042	—	1,465
Securities lending income - net	1,610	32,438	1,675
TOTAL INVESTMENT INCOME	609,589	2,044,228	526,098

EXPENSES
Investment advisory fees	309,804	346,466	241,932
Distribution (12b-1) fees:
Class A	10,119	52,661	9,920
Class C	—	12,178	—
Registration fees	32,025	32,025	32,025
Administrative services fees	30,082	40,524	24,066
Transfer agent fees	27,075	9,531	12,328
Accounting services fees	18,049	23,462	18,049
Shareholder Service Fees	12,534	13,537	10,528
Audit Fees	9,525	9,026	11,271
Legal Fees	9,026	7,772	11,659
Printing expenses	7,020	11,531	4,262
Trustees fees and expenses	7,020	7,020	12,625
Compliance officer fees	5,516	5,146	8,989
Custodian fees	4,438	5,585	3,009
Insurance expense	915	2,196	549
Interest expense	—	4,872	—
Other expenses	1,579	2,507	1,579
TOTAL EXPENSES	484,727	586,039	402,791

Less: Fees waived by the Adviser	(65,946)	(30,214)	(74,316)

NET EXPENSES	418,781	555,825	328,475
NET INVESTMENT INCOME	190,808	1,488,403	197,623

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	2,806,031	(1,250,434)	2,755,938
Net change in unrealized appreciation (depreciation) on investments	(212,844)	544,119	805,200
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	2,593,187	(706,315)	3,561,138

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,783,995	$782,088	$3,758,761

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Newfound Risk Managed Global Sectors Fund
	For the
	Period Ended	For the
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$190,808	$301,600
Net realized gain from security transactions	2,806,031	1,400,691
Net change in unrealized appreciation (depreciation) on investments	(212,844)	2,157,330
Net increase in net assets resulting from operations	2,783,995	3,859,621

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	—	(33,269)
Class I	—	(320,023)
From distributions to shareholders	—	(353,292)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	963,345	4,122,186
Class C ^	—	166,629
Class I	1,509,487	7,117,965
Distributions reinvested
Class A	—	31,866
Class I	—	298,492
Redemption fee proceeds
Class A	188	100
Class C ^	—	20
Class I	—	954
Cost of shares redeemed
Class A	(2,249,217)	(1,538,336)
Class C ^	—	(532,148)
Class I	(2,083,053)	(6,588,652)
Net increase (decrease) in net assets from shares of beneficial interest	(1,859,250)	3,079,076

TOTAL INCREASE IN NET ASSETS	924,745	6,585,405

NET ASSETS
Beginning of period	52,825,176	46,239,771
End of period *	$53,749,921	$52,825,176
* Includes accumulated net investment loss of:	$(23,775)	$(214,583)

^	Class C shares converted into Class A shares on March 27, 2018.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed Global Sectors Fund
	For the
	Period Ended	For the
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	85,198	369,313
Shares Reinvested	—	2,798
Shares Redeemed	(196,641)	(140,102)
Net increase (decrease) in shares of beneficial interest outstanding	(111,443)	232,009

Class C: ^
Shares Sold	—	15,590
Shares Redeemed	—	(49,618)
Net decrease in shares of beneficial interest outstanding	—	(34,028)

Class I:
Shares Sold	132,957	644,438
Shares Reinvested	—	26,184
Shares Redeemed	(181,563)	(591,233)
Net increase (decrease) in shares of beneficial interest outstanding	(48,606)	79,389

^	Class C shares converted into Class A shares on March 27, 2018.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Period Ended	For the
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$1,488,403	$2,515,307
Net realized loss from security transactions	(1,250,434)	(456,252)
Distributions of realized gains by underlying investment companies	—	43,735
Net change in unrealized appreciation (depreciation) on investments	544,119	(1,797,880)
Net increase in net assets resulting from operations	782,088	304,910

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(860,746)	(1,627,950)
Class C	(38,660)	(79,414)
Class I	(609,908)	(971,340)
From distributions to shareholders	(1,509,314)	(2,678,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	8,549,572	34,560,051
Class C	12,800	770,013
Class I	5,814,110	22,300,272
Distributions reinvested
Class A	851,191	1,610,353
Class C	36,179	74,446
Class I	401,951	624,827
Redemption fee proceeds
Class A	5,865	4,423
Class C	—	12
Class I	110	768
Cost of shares redeemed
Class A	(12,502,017)	(31,121,440)
Class C	(773,542)	(405,308)
Class I	(9,389,332)	(8,948,300)
Net increase (decrease) in net assets from shares of beneficial interest	(6,993,113)	19,470,117

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,720,339)	17,096,323

NET ASSETS
Beginning of period	74,798,427	57,702,104
End of period *	$67,078,088	$74,798,427
* Includes accumulated net investment loss of:	$(20,911)	$—

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Multi-Asset Income Fund
	For the
	Period Ended	For the
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	897,504	3,464,789
Shares Reinvested	89,993	162,778
Shares Redeemed	(1,295,338)	(3,157,925)
Net increase (decrease) in shares of beneficial interest outstanding	(307,841)	469,642

Class C:
Shares Sold	1,342	77,546
Shares Reinvested	3,841	7,556
Shares Redeemed	(81,687)	(41,393)
Net increase (decrease) in shares of beneficial interest outstanding	(76,504)	43,709

Class I:
Shares Sold	628,921	2,238,824
Shares Reinvested	42,496	63,241
Shares Redeemed	(984,624)	(898,247)
Net increase (decrease) in shares of beneficial interest outstanding	(313,207)	1,403,818

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund
	For the
	Period Ended	For the
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$197,623	$202,993
Net realized gain from security transactions	2,755,938	452,631
Net change in unrealized appreciation on investments	805,200	1,331,583
Net increase in net assets resulting from operations	3,758,761	1,987,207

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(23,039)	(43,583)
Class I	(179,035)	(196,061)
From distributions to shareholders	(202,074)	(239,644)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	608,973	4,053,949
Class C ^	—	174,145
Class I	5,139,787	28,991,812
Distributions reinvested
Class A	19,122	37,072
Class I	173,239	191,982
Redemption fee proceeds
Class I	3	209
Cost of shares redeemed
Class A	(650,551)	(5,640,192)
Class C ^	—	(1,352,963)
Class I	(2,333,540)	(3,702,910)
Net increase in net assets from shares of beneficial interest	2,957,033	22,753,104

TOTAL INCREASE IN NET ASSETS	6,513,720	24,500,667

NET ASSETS
Beginning of period	48,027,345	23,526,678
End of period *	$54,541,065	$48,027,345
* Includes accumulated net investment loss of:	$(4,451)	$—

^	Class C shares converted into Class A shares on March 27, 2018.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Sectors Fund
	For the
	Period Ended	For the
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	55,499	385,569
Shares Reinvested	1,726	3,502
Shares Redeemed	(63,361)	(525,364)
Net decrease in shares of beneficial interest outstanding	(6,136)	(136,293)

Class C: ^
Shares Sold	—	16,473
Shares Redeemed	—	(129,926)
Net decrease in shares of beneficial interest outstanding	—	(113,453)

Class I:
Shares Sold	461,044	2,717,815
Shares Reinvested	15,559	17,982
Shares Redeemed	(212,003)	(346,520)
Net increase in shares of beneficial interest outstanding	264,600	2,389,277

^	Class C shares converted into Class A shares on March 27, 2018.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class A
	For the
	Period Ended		For the	For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$11.04		$10.27	$9.20	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		0.04	0.03	0.03	(0.07	) (10)
Net realized and unrealized gain (loss) on investments	0.54		0.78	1.07	(0.87)	0.20
Total from investment operations	0.57		0.82	1.10	(0.84)	0.13
Less distributions from:
Return of capital	—		—	—	—	(0.00	) (9)
Net investment income	—		(0.05)	(0.03)	(0.02)	(0.07)
Total distributions	—		(0.05)	(0.03)	(0.02)	(0.07)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$11.61		$11.04	$10.27	$9.20	$10.06
Total return (3)	5.16	% (8)	7.99%	11.97%	(8.33)%	1.31	% (8)
Net assets, at end of period (000s)	$7,072		$7,959	$5,019	$6,219	$7,646
Ratio of gross expenses to average net assets (4)(6)	1.99	% (5)	1.96%	2.07%	1.92%	1.95	% (5)
Ratio of net expenses to average net assets(6)	1.75	% (5)	1.75%	1.75%	1.75%	1.75	% (5)
Ratio of net investment income (loss) to average net assets(7)	0.60	% (5)	0.33%	0.34%	0.28%	(0.81	)% (5)
Portfolio Turnover Rate	120	% (8)	87%	106%	396%	173	% (8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed Global Sectors Fund Class I
	For the
	Period Ended		For the	For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$11.06		$10.28	$9.22	$10.07	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.07	0.06	0.06	0.06	(10)
Net realized and unrealized gain (loss) on investments	0.55		0.78	1.06	(0.86)	0.09
Total from investment operations	0.59		0.85	1.12	(0.80)	0.15
Less distributions from:
Return of capital	—		—	—	—	(0.00	) (9)
Net investment income	—		(0.07)	(0.06)	(0.05)	(0.08)
Total distributions	—		(0.07)	(0.06)	(0.05)	(0.08)
Paid-in-Capital From Redemption Fees (9)	—		0.00	0.00	0.00	0.00
Net asset value, end of period	$11.65		$11.06	$10.28	$9.22	$10.07
Total return (3)	5.33	% (8)	8.29%	12.20%	(7.95)%	1.49	% (8)
Net assets, at end of period (000s)	$46,678		$44,866	$40,877	$57,230	$68,777
Ratio of gross expenses to average net assets (4)(6)	1.74	% (5)	1.71%	1.82%	1.67%	1.70	% (5)
Ratio of net expenses to average net assets(6)	1.50	% (5)	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	0.72	% (5)	0.61%	0.59%	0.61%	0.67	% (5)
Portfolio Turnover Rate	120	% (8)	87%	106%	396%	173	% (8)

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redmption fees. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class A
	For the
	Period Ended		For the	For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.61		$9.83	$9.41	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.32	0.32	0.13	0.30	(10)
Net realized and unrealized gain (loss) on investments	(0.09)		(0.21)	0.38	(0.54)	(0.20	) (10)
Total from investment operations	0.10		0.11	0.70	(0.41)	0.10
Less distributions from:
Net investment income	(0.20)		(0.33)	(0.28)	(0.28)	—
Total distributions	(0.20)		(0.33)	(0.28)	(0.28)	—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	—
Net asset value, end of period	$9.51		$9.61	$9.83	$9.41	$10.10
Total return (3)	1.09	% (8)	1.09%	7.51%	(4.10)%	1.00	% (8)
Net assets, at end of period (000s)	$38,506		$41,998	$38,363	$4,651	$342
Ratio of gross expenses to average net assets (4)(6)	1.67	% (5,11)	1.64%	1.81%	2.83%	29.17	% (5)
Ratio of net expenses to average net assets(6)	1.59	% (5,11)	1.60%	1.60%	1.60%	1.60	% (5)
Ratio of net investment income to average net assets(7)	4.05	% (5,11)	3.23%	3.33%	1.27%	5.39	% (5)
Portfolio Turnover Rate	107	% (8)	143%	120%	443%	59	% (8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(11)	Excluding interest expense, the following ratios would have been:
Gross expenses to average net assets	1.66%
Net expenses to average net assets	1.58%
Net investment income to average net assets	4.06%

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class C
	For the
	Period Ended		For the	For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.57		$9.80	$9.37	$10.05	$10.00
Activity from investment operations:
Net investment income (2)	0.16		0.24	0.26	0.05	0.27	(10)
Net realized and unrealized gain (loss) on investments	(0.10)		(0.21)	0.37	(0.54)	(0.22	) (10)
Total from investment operations	0.06		0.03	0.63	(0.49)	0.05
Less distributions from:
Net investment income	(0.16)		(0.26)	(0.20)	(0.19)	—
Total distributions	(0.16)		(0.26)	(0.20)	(0.19)	—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	—
Net asset value, end of period	$9.47		$9.57	$9.80	$9.37	$10.05
Total return (3)	0.69	% (8)	0.27%	6.80%	(4.85)%	0.50	% (8)
Net assets, at end of period (000s)	$2,101		$2,850	$2,490	$433	$18
Ratio of gross expenses to average net assets (4)(6)	2.42	% (5,11)	2.39%	2.56%	3.58%	29.92	% (5)
Ratio of net expenses to average net assets(6)	2.34	% (5,11)	2.35%	2.35%	2.35%	2.35	% (5)
Ratio of net investment income to average net assets (7)	3.26	% (5,11)	2.45%	2.65%	0.56%	4.77	% (5)
Portfolio Turnover Rate	107	% (8)	143%	120%	443%	59	% (8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(11)	Excluding interest expense, the following ratios would have been:
Gross expenses to average net assets	2.41%
Net expenses to average net assets	2.33%
Net investment income to average net assets	3.27%

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Multi-Asset Income Fund Class I
	For the
	Period Ended		For the	For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015 (1)
Net asset value, beginning of period	$9.61		$9.83	$9.42	$10.11	$10.00
Activity from investment operations:
Net investment income (2)	0.21		0.35	0.33	0.16	0.43	(10)
Net realized and unrealized gain (loss) on investments	(0.10)		(0.21)	0.39	(0.55)	(0.32	) (10)
Total from investment operations	0.11		0.14	0.72	(0.39)	0.11
Less distributions from:
Net investment income	(0.22)		(0.36)	(0.31)	(0.30)	—
Total distributions	(0.22)		(0.36)	(0.31)	(0.30)	—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00 (9)	—
Net asset value, end of period	$9.50		$9.61	$9.83	$9.42	$10.11
Total return (3)	1.12	% (8)	1.34%	7.72%	(3.87)%	1.10	% (8)
Net assets, at end of period (000s)	$26,472		$29,950	$16,849	$9,583	$2,363
Ratio of gross expenses to average net assets (4)(6)	1.42	% (5,11)	1.39%	1.56%	2.58%	28.92	% (5)
Ratio of net expenses to average net assets (6)	1.34	% (5,11)	1.35%	1.35%	1.35%	1.35	% (5)
Ratio of net investment income to average net assets (7)	4.33	% (5,11)	3.48%	3.41%	1.65%	7.58	% (5)
Portfolio Turnover Rate	107	% (8)	143%	120%	443%	59	% (8)

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(11)	Excluding interest expense, the following ratios would have been:
Gross expenses to average net assets	1.41%
Net expenses to average net assets	1.33%
Net investment income to average net assets	4.34%

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class A
	For the
	Period Ended		For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016 (1)
Net asset value, beginning of period	$10.59		$9.89	$8.90	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.04	0.11	0.04	(10)
Net realized and unrealized gain (loss) on investments	0.77		0.71	1.07	(1.12)
Total from investment operations	0.80		0.75	1.18	(1.08)
Less distributions from:
Net investment income	(0.03)		(0.05)	(0.19)	(0.02)
Total distributions	(0.03)		(0.05)	(0.19)	(0.02)
Paid-in-Capital From Redemption Fees	—		—	0.00 (9)	0.00	(9)
Net asset value, end of period	$11.36		$10.59	$9.89	$8.90
Total return (3)	7.48	% (8)	7.70%	13.45%	(10.83	)% (8)
Net assets, at end of period (000s)	$8,270		$7,739	$8,573	$9,197
Ratio of gross expenses to average net assets (4)(6)	1.79	% (5)	1.82%	2.31%	3.61	% (5)
Ratio of net expenses to average net assets(6)	1.50	% (5)	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	0.55	% (5)	0.39%	1.21%	0.54	% (5)
Portfolio Turnover Rate	160	% (8)	137%	190%	308	% (8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Newfound Risk Managed U.S. Sectors Fund Class I
	For the
	Period Ended		For the	For the	For the
	September 30, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016 (1)
Net asset value, beginning of period	$10.65		$9.92	$8.91	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.07	0.12	0.03	(10)
Net realized and unrealized gain (loss) on investments	0.77		0.74	1.10	(1.10)
Total from investment operations	0.82		0.81	1.22	(1.07)
Less distributions from:
Net investment income	(0.05)		(0.08)	(0.21)	(0.02)
Total distributions	(0.05)		(0.08)	(0.21)	(0.02)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00
Net asset value, end of period	$11.42		$10.65	$9.92	$8.91
Total return (3)	7.67	% (8)	8.13%	13.88%	(10.66	)% (8)
Net assets, at end of period (000s)	$46,271		$40,288	$13,836	$2,393
Ratio of gross expenses to average net assets (4)(6)	1.54	% (5)	1.57%	2.06%	3.36	% (5)
Ratio of net expenses to average net assets(6)	1.25	% (5)	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (7)	0.82	% (5)	0.65%	1.22%	0.37	% (5)
Portfolio Turnover Rate	160	% (8)	137%	190%	308	% (8)

(1)	The Newfound Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

(10)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2018

1.	ORGANIZATION

The Newfound Risk Managed Global Sectors Fund (“Risk Managed Global Sectors Fund”), the Newfound Multi-Asset Income Fund (“Multi-Asset Income Fund”), and the Newfound Risk Managed U.S. Sectors Fund (“Risk Managed U.S. Sectors Fund”) (collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Risk Managed Global Sectors Fund primarily seeks long term capital appreciation and secondarily seeks capital preservation. The Multi-Asset Income Fund seeks income with capital appreciation as a secondary objective. The Risk Managed U.S. Sectors Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Risk Managed Global Sectors Fund commenced operations on May 19, 2014. The Multi-Asset Income Fund commenced operations on September 8, 2014. The Risk Managed U.S. Sectors Fund commenced operations on June 2, 2015.

The Risk Managed Global Sectors Fund and the Risk Managed U.S. Sectors Fund currently offer Class A and Class I shares. Class C shares for the Risk Managed Global Sectors Fund and the Risk Managed U.S. Sectors Fund converted to Class A shares on March 27, 2018. The Multi-Asset Income Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like a common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In additionally, ETNs are subject to credit risk generally to the same extent as debt securities.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$53,805,137	$—	$—	$53,805,137
Total	$53,805,137	$—	$—	$53,805,137

Newfound Multi-Asset Income Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$67,282,223	$—	$—	$67,282,223
Investments Purchased As Securities Lending Collateral	15,331,320	—	—	15,331,320
Total	$82,613,543	$—	$—	$82,613,543

Newfound Risk Managed U.S. Sectors Fund

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$54,276,781	$—	$—	$54,276,781
Investments Purchased As Securities Lending Collateral	3,561,600	—	—	3,561,600
Money Market Fund	74,647	—	—	74,647
Total	$57,913,028	$—	$—	$57,913,028

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of any Level during the current period presented.

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Risk Managed Global Sectors Fund, and quarterly for the Multi-Asset Income Fund and Risk Managed U.S. Sectors Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2015-2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the Funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2018:

					Gross Amounts
					Not Offset in
					the Statement
					of Assets &
					Liabilities

			Net Amounts
		Gross Amounts	of Assets
		Offset in the	Presented in
	Gross Amounts	Statements of	the Statements	Financial
	of Recognized	Assets &	of Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Newfound Multi-Asset Income Fund
Description:
Securities Loaned	$15,016,555	$—	$15,016,555	$—	$15,016,555	$—
Total	$15,016,555	$—	$15,016,555	$—	$15,016,555	$—
Newfound Risk Managed U.S. Sectors Fund
Description:
Securities Loaned	$3,487,008	$—	$3,487,008	$—	$3,487,008	$—
Total	$3,487,008	$—	$3,487,008	$—	$3,487,008	$—

The following table breaks out the holdings received as collateral as of September 30, 2018:

Newfound Multi-Asset Income Fund
Fidelity Government Money Market Portfolio, Institutional Class	$2,443,920
Morgan Stanley Prime Portfolio, Institutional Class	12,887,400
$15,331,320
Newfound Risk Managed U.S. Sectors Fund
Fidelity Government Money Market Portfolio, Institutional Class	$1,923,080
Morgan Stanley Prime Portfolio, Institutional Class	1,638,520
$3,561,600

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $64,771,850 and $66,199,032, respectively, for Risk Managed Global Sectors Fund, $77,659,725 and $84,088,561 respectively, for Multi-Asset Income Fund and $84,141,954 and $81,071,075 respectively, for Risk Managed U.S. Sectors Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Prior to August 1, 2018, as compensation for its services and the related expenses borne by the Adviser, the Funds paid the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.15%, 1.00%, and 0.95% of the Risk Managed Global Sectors Fund’s, Multi-Asset Income Fund’s, and Risk Managed U.S. Sectors Fund’s average daily net assets, respectively.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

As of August 1, 2018, as compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of:

Fund	Average Daily Net Assets	Advisory Fee
Newfound Risk Managed Global Sectors Fund	$50 million and less; Greater than $50 million.	1.15% 0.99%
Newfound Multi-Asset Income Fund	All Assets	0.69%
Newfound Risk Managed U.S. Sectors Fund	All Assets	0.95%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2020 to waive a portion of its management fees and reimburse expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75% and 1.50% of average daily net assets attributable to the Risk Managed Global Sectors Fund Class A and Class I shares, respectively, 1.60%, 2.35%, and 1.35% attributable to the Multi-Asset Income Fund Class A, Class C and Class I shares, respectively, and 1.50% and 1.25% attributable to the Risk Managed U.S. Sectors Fund Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of the waiver, within three years of when the amounts were waived.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A, Class C, and Class I shares, the Adviser shall be entitled to reimbursement by the Funds for such waiver. For the six months ended September 30, 2018, the Adviser waived $65,946, $30,214 and $74,316 in expenses for the Risk Managed Global Sectors Fund, Multi-Asset Income Fund and Risk Managed U.S. Sectors Fund, respectively, pursuant to the Waiver Agreement. As of September 30, 2018, the Adviser has waived/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

	2019	2020	2021
Risk Managed Global Sectors Fund	$132,395	$173,971	$109,271
Multi-Asset Income Fund	$112,312	$74,345	$32,177
Risk Managed US Sectors Fund	$62,000	$115,735	$121,599

The Board has adopted Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to their Class A shares and Class C shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.

The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the six months ended September 30, 2018, the Funds accrued the following fees under the Plans:

Fund	Fee
Risk Managed Global Sectors Fund	$10,119
Multi-Asset Income Fund	64,839
Risk Managed U.S. Sectors Fund	9,920

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. During the six months ended September 30, 2018 the Distributor received $2,799 for the Risk Managed Global Sectors Fund, of which $422 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $541 for the Multi-Asset Income Fund, of which $71 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $3,961 for the Risk Managed U.S. Sectors Fund, of which $554 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds, for providing administration, fund accounting, and transfer agency services to the Funds in accordance with this agreement, GFS pays for all other operations services for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

6.	REDEMPTION FEES

A 1.00% redemption fee is imposed by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 30 days of purchase date. Redemption fees are recorded by the Funds as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended September 30, 2018 the Funds received $188, $5,975, and $3 in redemption fees for the Risk Managed Global Sectors Fund, Multi-Asset Income Fund, and Risk Managed U.S. Sectors Fund, respectively.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of September 30, 2018 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	Depreciation
Newfound Risk Managed Global Sectors Fund	$46,956,461	$7,360,457	$(511,781)	$6,848,676
Newfound Multi-Asset Income Fund	82,742,674	909,447	(1,038,578)	(129,131)
Newfound Risk Managed U.S. Sectors Fund	54,481,836	3,763,885	(332,693)	3,431,192

The tax character of Fund distributions paid for the year ended March 31, 2018 and March 31, 2017 was as follows:

	For the year ended March 31, 2018				For the year ended March 31, 2017
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
Newfound Risk Managed Global Sectors Fund	$332,826	$—	$20,466	$353,292	$289,447	$—	$14,472	$303,919
Newfound Multi-Asset Income Fund	2,525,039	—	153,665	2,678,704	1,167,430	—	34,307	1,201,737
Newfound Risk Managed U.S. Sectors Fund	202,993	36,651	—	239,644	164,960	—	101,644	266,604

As of March 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Newfound Risk Managed Global Sectors Fund	$—	$—	$(5,433,474)	$—	$(214,583)	$7,061,520	$1,413,463
Newfound Multi-Asset Income Fund	—	—	(834,525)	—	(12,815)	(673,250)	(1,520,590)
Newfound Risk Managed U.S. Sectors Fund	—	513,408	—	—	—	2,625,992	3,139,400

The difference between book basis and tax basis unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Newfound Risk Managed Global Sectors Fund incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Newfound Risk Managed Global Sectors Fund	$214,583

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Newfound Multi-Asset Income Fund	12,815

At March 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Newfound Risk Managed Global Sectors Fund	$5,433,474	$—	$5,433,474	Non-expiring
Newfound Multi-Asset Income Fund	802,025	32,500	834,525	Non-expiring
Newfound Risk Managed U.S. Sectors Fund	—	—	—

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and adjustments for C-Corporation return of capital distributions, resulted in reclassifications for the Funds for the year ended March 31, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Newfound Risk Managed Global Sectors Fund	$(20,466)	$20,466	$—
Newfound Multi-Asset Income Fund	(153,665)	151,387	2,278
Newfound Risk Managed U.S. Sectors Fund	—	36,651	(36,651)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2018, SP Investment Associates was the record owner of 53.99% of the Risk Managed Global Sectors Fund’s outstanding shares, TD Ameritrade was the record owner of 51.29% of the Multi-Asset Income Fund’s outstanding shares. SP Investment Associates and TD Ameritrade, may be the beneficial owner of some or all of the shares for each respective Fund, or may hold the shares for the benefit of others. As a result, SP Investment Associates, and TD Ameritrade may be deemed to control the Risk Managed Global Sectors Fund, and Multi-Asset Income Fund, respectively.

The Fund's advisor has an agreement with SP Investment Associates ("Investor") whereby the Investor agreed to invest at least $25,000,000 in the Risk Managed Global Sectors Fund (the "Fund"). The Investor agreed that its shares of the Fund would not be redeemed prior to June 30, 2017 unless certain conditions were met (which did not occur). As such, the Investor, who currently owns greater than 50% of the shares of the Fund, may redeem some or all of its shares in the Fund at any time. The Investor agreed to provide consulting services to the Fund's adviser and assistance in gaining platform access with certain firms for the adviser's advised mutual funds and other investment products. In consideration for the mutual covenants of the parties, the Fund's adviser agreed to pay the Investor 10 basis points per year (in monthly installments) based on the amount of the assets invested in the Fund. Such payments are made by the Fund's adviser out of the Fund's adviser's legitimate profits.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their respective investment objectives by investing its assets in ETFs. As of September 30, 2018, the percentage of the Newfound Multi-Asset Income Fund’s net assets invested in the iShares Convertible Bond ETF was 25.3%.The Newfound Multi-Asset Income Fund may redeem its investments in this Security at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Newfound Multi-Asset Income Fund will be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at www.sec.gov.

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Fund’s financial statements and related disclosures.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2018

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Newfound Funds
Expense Examples (Unaudited)
September 30, 2018

Example

As a shareholder of the Funds you will incur two types of costs: (1) transaction costs, including sales loads and/or redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/18	9/30/18	Period	9/30/18	Period

Newfound Risk Managed Global Sectors Fund – Class A (a)	1.75%	$1,000.00	$1,051.60	$9.00	$1,016.29	$ 8.85
Newfound Risk Managed Global Sectors Fund – Class I (a)	1.50%	$1,000.00	$1,053.30	$7.72	$1,017.55	$ 7.59
Newfound Multi-Asset Income Fund – Class A (a)	1.59%	$1,000.00	$1,010.90	$8.02	$1,017.10	$ 8.04
Newfound Multi-Asset Income Fund – Class C (a)	2.34%	$1,000.00	$1,006.90	$11.77	$1,013.34	$ 11.81
Newfound Multi-Asset Income Fund – Class I (a)	1.34%	$1,000.00	$1,011.20	$6.76	$1,018.35	$ 6.78
Newfound Risk Managed U.S. Sectors Fund – Class A (a)	1.50%	$1,000.00	$1,074.80	$8.32	$1,017.55	$ 8.09
Newfound Risk Managed U.S. Sectors Fund – Class I (a)	1.25%	$1,000.00	$1,076.70	$7.03	$1,018.80	$ 6.83

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-394-9777.

INVESTMENT ADVISOR
Newfound Research LLC
425 Boylston Street, 3rd Floor
Boston, Massachusetts 02116

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/4/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/4/2018

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/4/2018